15. Financial Instruments with Off-Balance-Sheet Risk (Details Narrative) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Notes to Financial Statements
Binding loan commitments to sell residential mortgages	$ 3,395,249	$ 5,623,474
Junior subordinated debentures	12,887,000	12,887,000
External financing	$ 12,500,000